Commitments and Contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 349,823
2025	324,347
2026	201,583
2027	151,175
2028	151,284
Thereafter	398,925
Total	$ 1,577,137